SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 10,838,295	¥ 8,810,647
Less: accumulated depreciation	(607,238)	(456,016)
Property, plant and equipment, net	10,231,057	8,354,631
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,321,283	3,586,192
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	340,375	134,577
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,637	2,478
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24,377	23,437
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	181,463	176,012
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,813,137	4,783,695
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 141,023	¥ 104,256